6. OIL AND GAS PROPERTY INTERESTS (Tables)	12 Months Ended
Dec. 31, 2016
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Schedule of leases
	Number of	Land Area	Annual Lease Payments
Acquisition Year	Leases	(Hectares)	CDN		USD
2005	6	9,152	32,032	/	$23,857
2006	29	35,328	123,585	/	$92,046
2007	21	13,312	46,592	/	$34,702
2008	5	1,280	4,480	/	$3,337
2011	1	1,600	5,600	/	$4,171
	62	60,672	212,289	/	$158,113

Future minimum lease payment schedule
Year	Future Minimum Lease Payments
2017	$212,289
2018	212,289
2019	212,289
2020	212,289
2021	180,257
Thereafter	83,552
Total	$1,112,965